HSBC INVESTOR FUNDS

HSBC Frontier Markets Fund

(the “Fund”)

Supplement Dated August 4, 2011 to the Prospectus Dated July 5, 2011

(the “Prospectus”)

In light of the fact that a relatively significant proportion of frontier market companies available for investment are financial services companies, the Fund has elected to, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. Accordingly, the Fund amends the Prospectus as follows:

The following paragraph is inserted after the fifth paragraph in the “Principal Investment Strategies” section on page 9 of the Prospectus:

In light of the fact that a relatively significant proportion of frontier market companies available for investment are in the financial services group of industries, the Fund will, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. The Subadviser intends to maintain the Fund’s exposure to issuers in the financial services group of industries such that it is broadly in line with the proportion of frontier markets issuers that are available for investment and in the financial services group of industries.

The following principal investment risks are inserted after Frontier Market Countries Risk in the “Principal Investment Risks” section on page 10 of the Prospectus:

• Concentration risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including, but not limited to, banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.

• Financial services risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services industry.

The following sentence is inserted at the end of the third paragraph under the subsection entitled “HSBC Frontier Markets Fund” in the “Additional Information About the Funds’ Investment Strategies and Risks – More About Risks and Investment Strategies” section on page 13 of the Prospectus:

In addition, the Fund may invest less than 25% of its total assets in the financial services group of industries as a temporary defensive measure.

The following principal investment risks are inserted after Frontier Market Countries Risk in the “Additional Information About the Funds’ Investment Strategies and Risks – Principal Investment Risks” section on page 15 of the Prospectus:

• Concentration risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including, but not limited to, banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). As a result, the Fund’s performance will be significantly impacted, both positively and negatively, by developments in the financial services group of industries and the Fund will be more susceptible to such developments than other funds that do not concentrate their investments.

• Financial services risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services group of industries due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC INVESTOR FUNDS

HSBC Frontier Markets Fund

(the “Fund”)

Supplement Dated August 4, 2011 to the Statement of Additional Information Dated

July 5, 2011 (the “Statement of Additional Information”)

In light of the fact that a relatively significant proportion of frontier market companies available for investment are financial services companies, the Fund has elected to, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. Accordingly, the Fund amends the Statement of Additional Information as follows:

The following sentence is inserted at the end of the third paragraph under the subsection “Frontier Markets Fund” in the “Investment Objective, Policies and Restrictions” section on page 3 of the Statement of Additional Information:

The Fund will, under normal market conditions, invest more than 25% of its total assets in the financial services group of industries. The Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

The following paragraph is inserted alphabetically after “Exchange Traded Notes” in the “Investment Techniques” section on page 11 of the Statement of Additional Information:

FINANCIAL SERVICES

The Fund will, under normal market conditions, invest more than 25% of its total assets in the financial services group of industries. To the extent the Fund’s investments are concentrated in the financial services group of industries, the Fund will have correspondingly greater exposure to the risk factors that are characteristic of such investments. In particular, investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services group of industries due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services group of industries by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

The current disclosure regarding the Fund’s concentration policy in the “Investment Restrictions” section on page 36 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

As a matter of fundamental policy, the Fund (or a separate registered investment company with substantially the same investment objective in which the Fund invests all of its assets) will, under normal market conditions:

1. invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The Fund may not, however, concentrate its investments in any other industry or group of industries outside of the financial services group of industries, except that this limit does not apply to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or (ii) repurchase agreements secured by the instruments described in clause (i).

The following interpretations apply to, but are not a part of, this fundamental restriction: the financial services group of industries is deemed to include industries within the financial services sector, including, but not limited to, banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance), and related asset-backed securities. Asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry. The Adviser or Subadviser may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by the Adviser or Subadviser or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by the Adviser or Subadviser based on their analysis of the economic characteristics of the issuer.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE